LEASE LIABILITY AND RIGHT OF USE ASSET - Schedule of detailed information about right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 193
Additions	84	$ 69
Ending balance	109	193
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	502	433
Additions	0	69
Ending balance	502	502
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(309)	(221)
Depreciation	(84)	(88)
Ending balance	$ (393)	$ (309)